Equity Awards and Warrants - Equity Incentive Plan (Details) shares in Millions	6 Months Ended	12 Months Ended
	Nov. 30, 2023 plan	May 31, 2023 plan shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of active plans | plan	1	1
2012 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future stock-based grants | shares		56.3